1.800.453.6556

HEAR THE SOUNDS OF F1 RACING

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Formula One is the pinnacle in four-wheeled motor sport. From Melbourne to Monaco, and Silverstone to Sao Paulo, it sets pulses racing and adrenaline pumping like no other sport.

Invest in your passion

Also known as F1 or Grand Prix Racing, Formula One is the highest echelon of racing in the world. It is high tech and high finance. Drivers earn fantastic salaries. Teams spend huge sums to compete. And sponsors spend millions to increase their global awareness. If your passion is racing then why not invest in your passion?

Download a Prospectus

download now (/sites/all/themes/basic/prospectus.pdf)

Buy Your Shares (/how-to-invest)

Find out how you can invest in Grand Prix Investors Fund.

Performance (/performance)

Find out current prices and meet the fund manager, John Foti.

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News (/news)

Your resource for news on Formula 1 racing and resourceful links.

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Top 10 Holdings (/companies-fueling-gpif)

Our top 10 holdings & more companies fueling GPIF.

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Why Invest With Us (/why-invest-with-us)

If you have always wanted to gain your share of the financial growth that surrounds Grand Prix Racing then one of the easiest ways is through GPIF.

1.800.453.6556

Our Top 10 Holdings

Altria	Allianz	American Express	Apple
AT&T	Diageo	Exxon	IBM
Nissan	UBS		

The Companies Fueling Grand Prix Investors Fund

Some of our top holdings as of June 30, 2011. These companies also sponsor Formula 1 racing and are eligible for investment by the fund. Company list are not necessarily holdings of the fund at any time.



Telefonica
Santander
verizon
UBS
News Corporation
PerkinElmer
vodafone
TOTAL
Blackstone
Allianz
SIEMENS
ExxonMobil
SAP
accenture
Juniper
DIAGEO
PPG
IBM
Altria
DUPONT

Companies Including:

- Apple (http://www.apple.com)
- AT&T (http://www.att.com)
- Altria (http://www.altria.com)
- T Mobile (http://www.t-mobile.com)
- Telefonica (http://www.telefonica.com)
- UBS (http://www.ubs.com/)
- Vodafone (http://www.vodafone.com)
- Siemens (http://www.siemens.com)
- Verizon (http://www.verizon.com)
- IBM (http://www.ibm.com)

How to Invest With Us

The Fund has a low initial investment of $1,000 or $500 in your IRA Account. The Fund is eligible for 401k plans and may be available through your brokerage account platform as well. Please call the Transfer Agent at (800) 453-6556.

(800) 453-6556 at the Transfer Agent

by visiting www.mutualss.com (http://www.mutualss.com)

(http://www.mutualss.com)

Grand Prix Investors Fund c/o
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400
Broadview Heights, OH 44147


invest now

(http://www.mutualss.com)

Transfer Agent/Shareholder Services
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400, Broadview Heights, OH 44147
(800) 453-6556

Fund Custodian
Huntington National Bank
41 South High Street, Columbus, OH 43216

LEGAL Counsel
Thompson Hine, LLP
335 Madison Avenue, 12th Floor, New York, NY 10017

Contact

Grand Prix Investors Fund c/o
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Ste 400
Broadview Heights, OH 44147



Email

send us an email (mailto:myvisualizer@yahoo.com)

Phone

1.800.453.6556